CAPITAL AND RESERVES - Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning of the year	$ 954,302	$ 903,126
Shares issued upon exercise of options	13,252	7,634
Value assigned to options vested	277	2,625
Balance at the end of the year	929,701	954,302
Contributed surplus
Balance at the beginning of the year	47,468	48,886
Shares issued upon exercise of options	(6,418)	(4,043)
Value assigned to options vested	277	2,625
Balance at the end of the year	41,327	47,468
Equity component of convertible notes
Balance at the beginning of the year	17,603	17,603
Balance at the end of the year	17,603	17,603
Accumulated other comprehensive loss
Balance at the beginning of the year	(193,997)	(193,997)
Balance at the end of the year	(193,997)	(193,997)
Other reserves
Balance at the beginning of the year	(128,926)	(127,508)
Shares issued upon exercise of options	(6,418)	(4,043)
Value assigned to options vested	277	2,625
Balance at the end of the year	$ (135,067)	$ (128,926)